Note 9 - Commitments and Contingencies	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
9.
Commitments and Contingencies.

The office lease for our corporate office in Westminster California has a four
-year term that commenced
September
1,
2016.
As of
May
15,
2017,
there remains
39
months on the lease, and a total obligation over the remainder of
$326,781.

The office lease for our research offices and laboratory at the University of Alberta Agri-Food Discovery Place commenced
July
1,
2015.
It currently expires
June
30,
2018.
As of
May
15,
2017,
there remains
13
months on the lease, and a total obligation over the remainder of
$66,690
Canadian dollars (plus the Canadian “goods and services” tax).